Capital - Schedule of Share Capital Information (Detail) € / shares in Units, $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) shares		Dec. 31, 2025 EUR (€) € / shares shares		Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 € / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 € / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 € / shares
Disclosure of classes of share capital [line items]
Beginning balance	$ 131,033				$ 84,695		$ 125,941
Balance at beginning, Number of shares | shares	100,093,873		100,093,873		71,751,201		45,675,968
Capital increase of Cellectis					$ 140,000		$ 69,985
Capital increase by issuance of preference shares | shares					28,000,000
Transaction costs related to capital increase					$ (207)
Exercise of share warrants, employee warrants, stock-options and free-shares vesting, amount	$ 33				$ 0		$ 9
Exercise of share warrants, employee warrants, stock-options and free-shares vesting, shares | shares	245,568	[1]	245,568	[1]	342,672		167,433
Non-cash stock-based compensation expense	$ 6,110				$ 3,167		$ 9,092
Other movements	11				(79)		(187)
Balance at end of year	$ 75,901				$ 131,033		$ 84,695		$ 125,941
Balance at end, Number of shares | shares	100,339,441		100,339,441		100,093,873		71,751,201		45,675,968
Nominal value | € / shares			€ 0.05			€ 0.05		€ 0.05		€ 0.05
Preferrence Shares [Member]
Disclosure of classes of share capital [line items]
Balance at beginning, Number of shares | shares					0
Capital increase by issuance of preference shares | shares							25,907,800
Balance at end, Number of shares | shares							0
Share Capital Issued Capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	$ 5,889				$ 4,365		$ 2,955
Capital increase of Cellectis					1,505
Exercise of share warrants, employee warrants, stock-options and free-shares vesting, amount	14	[1]			19		9
Balance at end of year	5,903				5,889		4,365		$ 2,955
Share Capital Issued Capital [member] | Preferrence Shares [Member]
Disclosure of classes of share capital [line items]
Capital increase of Cellectis					1,505		1,401
Premiums Related to Share Capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	494,288				522,785		583,122
Allocation of prior period loss	(62,999)	[2]	€ (58.2)		(112,911)
Capital increase of Cellectis					138,495		68,584
Transaction costs related to capital increase					(207)		(2,049)		(600)
Derecognition of AZ derivative					(56,970)
Exercise of share warrants, employee warrants, stock-options and free-shares vesting, amount	36	[1]			9
Non-cash stock-based compensation expense	6,110				3,167		7,086
Other movements	11				(79)		(133,958)
Balance at end of year	$ 437,445				$ 494,288		$ 522,785		$ 583,122

[1]	During the year ended December 31, 2025, 245,568 ordinary shares were issued to the benefit of Company's employees related to the free shares plans which met vesting conditions and exercised stock options.
[2]	The standalone statutory loss for the year ended December 31, 2024 of the parent company was allocated to premiums related to share capital for 58.2 million euros or approximately $63.0 million following the decision of the Annual General Meeting of shareholders which took place on June 26, 2025. The difference between this standalone statutory loss of the parent company and the consolidated net loss was allocated to retained deficit for $26.2 million.